Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Operating Revenues	$ 33,163	$ 32,158	$ 32,075	$ 31,356	$ 32,578	$ 31,459	$ 31,575	$ 31,822	$ 128,752	$ 127,434	$ 126,723
Operating Income (Loss)	12,238	6,188	6,113	5,940	(5,958)	6,037	6,817	6,101	30,479	12,997	9,218
Net Income (Loss)	6,995	3,905	3,880	3,773	(3,779)	3,701	3,965	3,652	18,553	7,539	4,184
Income from Continuing Operations Attributable to AT&T									18,249	7,264	3,944
Net Income attributable to AT&T	$ 6,913	$ 3,814	$ 3,822	$ 3,700	$ (3,857)	$ 3,635	$ 3,902	$ 3,584	$ 18,249	$ 7,264	$ 3,944
Basic Earnings Per Share Attributable to AT&T	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ (0.68)	$ 0.63	$ 0.67	$ 0.60	$ 3.39	$ 1.25	$ 0.66
Diluted Earnings Per Share Attributable to AT&T	$ 1.31	$ 0.72	$ 0.71	$ 0.67	$ (0.68)	$ 0.63	$ 0.66	$ 0.60	$ 3.39	$ 1.25	$ 0.66
Close	$ 35.16	$ 33.82	$ 35.40	$ 36.69	$ 33.71	$ 37.70	$ 35.66	$ 31.23	$ 35.16	$ 33.71
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 36.80	$ 36.31	$ 39.00	$ 36.87	$ 38.43	$ 38.58	$ 36.00	$ 31.97	$ 36.80	$ 38.43
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 33.09	$ 33.19	$ 34.10	$ 32.76	$ 32.71	$ 34.24	$ 29.95	$ 29.02	$ 33.09	$ 32.71